Goodwill And Other Intangible Assets (Goodwill Carrying Amount) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 267,750	$ 267,750
Goodwill from NCR Asset Acquisition	27,344	0
Total goodwill	$ 295,094	$ 267,750